Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Assets
Cash and cash equivalents	$ 180,211	$ 329,105
Restricted cash and cash equivalents	100,869	127,710
Rent receivables	9,307	2,059
Investment in finance lease, net	12,822	13,946
Flight equipment held for sale, net	259,644	0
Flight equipment held for operating lease, net	3,228,018	2,961,744
Maintenance rights, net	298,207	131,299
Deferred tax asset, net	6,505	9,943
Fair value of derivative assets	5,929	2,643
Other assets, net	124,960	17,166
Total assets	4,226,472	3,595,615
Liabilities
Accounts payable and accrued liabilities	23,146	18,305
Rentals received in advance	21,322	14,968
Payable to related parties	4,462	2,084
Security deposits	60,097	49,689
Maintenance payment liability	292,586	244,151
Unsecured borrowings, net	617,664	615,922
Secured borrowings, net	2,379,869	2,029,675
Deferred tax liability, net	36,256	30,112
Fair value of derivative liabilities	8,558	7,344
Other liabilities	80,402	39,656
Total liabilities	3,524,362	3,051,906
Shareholders' equity
Common shares, $0.001 par value; 499,999,900 shares authorized; 32,650,019 and 27,983,352 shares issued and outstanding at December 31, 2018 and 2017, respectively	33	28
Manager shares, $0.001 par value; 100 shares authorized, issued and outstanding	0	0
Additional paid-in capital	549,123	479,637
Retained earnings	154,347	68,624
Accumulated other comprehensive loss, net	(1,393)	(4,580)
Total shareholders' equity	702,110	543,709
Total liabilities and shareholders' equity	$ 4,226,472	$ 3,595,615